UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 102.4%
Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$680	$780,008
Series D, 5.88%, 1/01/34	2,500	2,867,675

		3,647,683

County/City/Special District/School District — 32.2%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,497,924
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 5.75%, 8/01/33	1,250	1,464,125
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	3,428,400
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	579,880
6.50%, 5/01/36	1,210	1,417,334
6.50%, 5/01/42	2,225	2,600,268
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,317,660
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,287,120
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,880	3,481,027
5.50%, 3/01/41	5,265	5,866,158
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	20,000	22,202,200
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,835,025
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	3,260	3,813,548
6.13%, 7/15/40	2,000	2,328,000
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	125	143,316

Municipal Bonds	Par (000)	Value

California (continued)
County/City/Special District/School District (continued)
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	$4,135	$4,840,431
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	6,300	7,211,862
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	5,065	5,800,185
Modesto Irrigation District, COP, Capital Improvements, Series A:
5.75%, 10/01/29	3,000	3,354,270
5.75%, 10/01/34	180	198,837
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,920,880
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,195,760
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.50%, 8/01/34	2,000	2,265,420
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.25%, 10/01/32	4,865	5,590,080
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,723,800
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,500	6,259,935
San Jose California Financing Authority, Refunding LRB, Series A:
Civic Center Project, 5.00%, 6/01/32	3,375	3,741,052
Convention Center Expansion & Renovation Project, 5.00%, 6/01/39	5,000	5,421,200
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,426,741
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,455	7,390,717
5.13%, 8/01/33	10,000	11,231,900
BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
County/City/Special District/School District (concluded)
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	$2,250	$2,602,935
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,731,640
Tustin Unified School District, GO, Election of 2008, Series B, 5.25%, 8/01/31	3,445	3,877,347
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 8/01/32	4,925	5,469,262
Election of 2012, 5.50%, 8/01/39	2,500	2,797,725

		161,313,964

Education — 2.2%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,398,782
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,818,000
University of California, RB, Series O, 5.38%, 5/15/34	490	560,820

		10,777,602

Health — 18.1%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
6.38%, 8/01/14 (a)	3,095	3,143,468
6.25%, 8/01/39	4,960	5,652,366
Series A, 6.00%, 8/01/30	2,300	2,765,750
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	6,700	7,648,318
Catholic Healthcare West, Series J, 5.63%, 7/01/32	9,750	9,998,430
Children's Hospital, Series A, 5.25%, 11/01/41	9,165	9,790,970
St. Joseph Health System, Series A, 5.75%, 7/01/39	325	374,127
Sutter Health, Series A, 5.25%, 11/15/46	5,195	5,383,682
Sutter Health, Series B, 6.00%, 8/15/42	6,015	7,125,249

Municipal Bonds	Par (000)	Value

California (continued)
Health (concluded)
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	$1,000	$1,147,780
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,470	5,043,590
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,550	6,164,607
Providence Health, 6.50%, 10/01/38	4,100	4,823,855
California Statewide Communities Development Authority, RB:
John Muir Health, Series A, 5.13%, 7/01/39	1,500	1,599,660
Kaiser Permanente, Series A, 5.00%, 4/01/42	3,000	3,189,270
Kaiser Permanente, Series B, 5.25%, 3/01/45	2,000	2,044,440
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	2,940	3,224,945
Catholic Healthcare West, Series E, 5.50%, 7/01/31	5,065	5,549,366
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,227,200
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,875,591

		90,772,664

Internet Software & Services — 0.1%
City of Chula Vista, Series B, RB, 5.88%, 2/15/34	525	602,212

State — 13.0%
California State Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series A, 5.00%, 9/01/39	13,170	14,136,810
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	3,335	3,731,398
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	10,666,890
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,728,523
BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2014	2

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
State (concluded)
California State Public Works Board, LRB (concluded):
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	$5,025	$6,025,427
California State Public Works Board, LRB, Series B, 5.00%, 10/01/39	3,965	4,258,053
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,000	2,397,080
6.50%, 4/01/33	2,500	3,046,825
6.00%, 4/01/38	12,670	14,896,499

		64,887,505

Transportation — 10.7%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	6,750	7,963,650
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,592,165
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport:
Series A, 5.00%, 5/15/34	6,650	7,365,872
Series A, Senior, 5.00%, 5/15/40	3,750	4,041,863
Sub-Series C, 5.25%, 5/15/38	1,950	2,154,321
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	2,870	3,191,497
6.25%, 3/01/34	2,650	3,032,607
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	9,069,760
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,445,950
Senior Series B, 5.75%, 7/01/39	1,850	2,109,870
Senior Series B, AMT (AGM), 5.25%, 7/01/33	3,015	3,186,704
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,580	6,367,896

		53,522,155

Municipal Bonds	Par (000)	Value

California (continued)
Utilities — 25.4%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	$7,690	$8,859,418
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/15 (a)	4,500	4,705,740
Calleguas-Las Virgenes Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	4,000	4,302,520
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	6,555	7,519,044
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 6/01/39	2,000	2,174,720
City of Napa California Water Revenue, RB (AMBAC), 5.00%, 5/01/35	3,000	3,123,720
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,533,381
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series A:
5.00%, 11/01/35	10,625	11,421,981
5.00%, 11/01/37	12,695	14,081,421
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 9/01/31	4,270	4,944,233
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,931,946
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 6/01/36	6,615	7,422,758
East Bay California Municipal Utility District Water System Revenue, RB, Series A (NPFGC), 5.00%, 6/01/35	3,000	3,122,190
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A, 5.25%, 3/01/39	10,000	11,189,000
BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	$9,000	$10,112,670
Series A, 5.38%, 7/01/34	3,250	3,685,338
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,398,000
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	4,000	4,370,760
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	11,020	12,547,592

		127,446,432

Total Municipal Bonds in California		512,970,217

Multi-State — 1.6%

Housing — 1.6%
Centerline Equity Issuer Trust (b)(c):
Series A-4-1, 5.75%, 5/15/15	500	522,420
Series A-4-2, 6.00%, 5/15/19	1,000	1,150,240
Series B-2, 7.20%, 11/15/14	3,500	3,604,090
Series B-3-1, 6.00%, 5/15/15	1,500	1,567,545
Series B-3-2, 6.30%, 5/15/19	1,000	1,162,680

Total Municipal Bonds in Multi-State		8,006,975

Total Municipal Bonds — 104.0%		520,977,192

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)

California — 51.7%

County/City/Special District/School District — 17.8%
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	8,000	8,867,120
Election of 2003, Series F-1, 5.00%, 8/01/33	5,000	5,590,650
Election of 2008, Series C, 5.25%, 8/01/39 (e)	12,900	14,668,074
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	20,131	23,912,242

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	$5,000	$5,567,300
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	2,152,700
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	10,484	12,048,728
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	14,625	16,352,580

		89,159,394

Education — 10.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (e)	10,395	11,785,227
County of San Mateo California Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/31	8,630	9,437,596
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/33	13,095	13,917,479
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	2,600	2,829,268
Series O, 5.75%, 5/15/34	12,300	14,334,584

		52,304,154

Utilities — 23.5%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	7,000	7,952,910
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	16,074,303
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/39	10,480	11,586,479
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	14,290	15,890,909
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	20,103,392
BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2014	4

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value

California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	$15,998	$17,692,904
Sub-Series A-2 (AGM), 5.00%, 7/01/35	2,000	2,165,620
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	12,216,274
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,457	13,993,963

		117,676,754

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 51.7%		259,140,302

Total Long-Term Investments (Cost — $710,039,323) — 155.7%		780,117,494

Short-Term Securities	Shares	Value

BIF California Municipal Money Fund, 0.00% (f)(g)	203,836	$203,836

Total Short-Term Securities (Cost — $203,836) — 0.1%		203,836

Total Investments (Cost — $710,243,159*) — 155.8%		780,321,330
Other Assets Less Liabilities — 2.6%		13,081,221
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.2%)		(121,159,454)
VMTP Shares, at Liquidation Value — (34.2%)		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$500,943,097

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$589,760,354

Gross unrealized appreciation	$70,131,621
Gross unrealized depreciation	(708,199)

Net unrealized appreciation	$69,423,422

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(d)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to August 1, 2018 is $14,008,480.
(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

BIF California Municipal Money Fund	1,269,184	(1,065,348)	203,836	—

(g)	Represents the current yield as of report date.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

(450)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$55,989,844	$71,530

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2014	6

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$780,117,494	—	$780,117,494
Short-Term Securities	$203,836	—	—	203,836

Total	$203,836	$780,117,494	—	$780,321,330

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$71,530	—	—	$71,530

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust's assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$594,000	—	—	$594,000
Liabilities:
TOB trust certificates	—	$(121,137,554)	—	(121,137,554)
VMTP Shares	—	(171,300,000)	—	(171,300,000)

Total	$594,000	$(292,437,554)	—	$(291,843,554)

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2014	7

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: June 23, 2014